Reconciliation of Total Assets Measured at Fair Value on Recurring Basis to Balance Sheet Presentation (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net fair value of assets measured at fair value on a recurring basis	$ 104,369	$ 92,164
Other assets	4
Other liabilities		(6)
Recorded basis of investment components	108,554	98,770
Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less derivative net assets classified as other current assets	(648)	(38)
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	3,679	4,980
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common and preferred stock measured at fair value on a nonrecurring basis	561	520
Other investments measured at fair value on a nonrecurring basis	$ 589	$ 1,150